Pension schemes - Amounts recognized in statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains and losses arising during the year:
Actuarial (losses)/gains on defined benefit pension schemes	£ 164	£ 321	£ (155)
Net defined benefit liability (asset)	55	269
Present value of defined benefit obligation
Gains and losses arising during the year:
Experience gains/(losses)	(88)	(153)	47
Net defined benefit liability (asset)	3,752	5,621	5,730
Exchange translation differences	112	8
Present value of defined benefit obligation | Discount rates
Gains and losses arising during the year:
Actuarial (losses)/gains	2,000	463	(671)
Present value of defined benefit obligation | Inflation
Gains and losses arising during the year:
Actuarial (losses)/gains	32	(290)	127
Present value of defined benefit obligation | Other actuarial assumptions
Gains and losses arising during the year:
Actuarial (losses)/gains	1	20	(47)
Fair value of scheme assets
Gains and losses arising during the year:
Experience gains/(losses)	(1,820)	279	426
Net defined benefit liability (asset)	(3,706)	(5,397)	(5,153)
Exchange translation differences	(114)	(8)
Net pension obligation, before impact of asset ceiling
Gains and losses arising during the year:
Actuarial (losses)/gains on defined benefit pension schemes	125	319	(118)
Net cumulative losses at start of year	(627)	(946)	(828)
Net cumulative losses at end of year	(502)	(627)	(946)
Net defined benefit liability (asset)	46	224	£ 577
Exchange translation differences	(2)
Impact of asset ceiling
Gains and losses arising during the year:
Actuarial (losses)/gains on defined benefit pension schemes	39	2
Net defined benefit liability (asset)	9	45
Exchange translation differences	£ 4	£ 0